Option Activity - Baidu, Inc. (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share Option Roll Forward - Number of shares
Outstanding, December 31, 2014	198,392
Granted	65,013
Exercised	(32,603)
Forfeited/Cancelled	(10,637)
Outstanding, December 31, 2015	220,165	198,392
Vested and expected to vest at December 31, 2015	190,759
Exercisable at December 31, 2015	82,485
Share Option Roll Forward - Weighted-Average Exercise Price
Outstanding, December 31, 2014	$ 1,141.00
Granted	2,094.20
Exercised	1,062.30
Forfeited/Cancelled	1,067.00
Outstanding, December 31, 2015	1,437.70	$ 1,141.00
Vested and expected to vest at December 31, 2015	1,426.70
Exercisable at December 31, 2015	$ 1,086.50
Share Option Roll Forward - Weighted-Average Remaining Contractual Life (in years)
Outstanding	7 years 6 months 18 days	7 years 9 months 29 days
Vested and expected to vest at December 31, 2015	7 years 6 months
Exercisable at December 31, 2015	6 years 5 months 5 days
Share Option Roll Forward - Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2014	$ 225,915
Outstanding, December 31, 2015	115,458	$ 225,915
Vested and expected to vest at December 31, 2015	101,807
Exercisable at December 31, 2015	$ 66,942